Equity - Schedule of Stock Warrant Activity (Details) - Warrant [Member] - $ / shares		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Warrants, Outstanding		182,996	43,035
Weighted Average Exercise Price, Balance outstanding		$ 21.37	$ 75.53
Number of Warrants, Issued			169,527
Weighted Average Exercise Price, Issued			$ 10.28
Number of Warrants, Cancelled	[1]		(23,288)
Weighted Average Exercise Price, Cancelled	[1]		$ (32.85)
Number of Warrants, Exercised		(87,250)	(6,278)
Weighted Average Exercise Price, Exercised		$ (18.41)	$ (50.77)
Number of Warrants, Outstanding and exercisable		95,746	182,996
Weighted Average Exercise Price, Balance Outstanding and exercisable		$ 24.06	$ 21.37

[1]	Second Warrant, which was issued on May 23, 2023, July 6, 2023, October 9, 2023, and March 7, 2024, was cancelled in June 2024. Second Warrant, which was issued on June 5, 2024, is still outstanding as of December 31, 2025 and 2024.